Current provisions and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Current provisions and other current liabilities
Schedule of reconciliation of the current provisions

Development of current provisions

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation
	2022	translation	group	Utilized	Reversed	Additions	Reclassifications	December 31, 2022

Personnel expenses	164,629	7,070	42	(80,795)	(8,858)	38,950	13,963	135,001
Self-insurance programs	119,244	7,633	—	(82,503)	(12,820)	89,985	(14,743)	106,796
Risk of lawsuit	23,573	(1,769)	—	(625)	(702)	62,188	—	82,665
Other current provisions	38,077	1,198	—	(7,449)	(3,504)	18,012	—	46,334
Current provisions	345,523	14,132	42	(171,372)	(25,884)	209,135	(780)	370,796

Schedule of other current liabilities

Other current liabilities

in € THOUS

	2022	2021
Receivable credit balances	720,585	645,650
Personnel liabilities	707,398	746,743
Put option liabilities	667,371	678,705
Invoices outstanding	262,568	201,251
VAT and other (non-income) tax liabilities	123,935	127,295
Contract liabilities	63,273	428,028
Interest liabilities	58,266	68,558
Deferred Income	42,448	90,003
Legal matters, advisory and audit fees	39,093	36,341
Bonuses, commissions	24,010	22,869
Derivatives	7,109	25,847
Variable payments outstanding for acquisitions	4,794	9,721
Other liabilities	263,498	250,341
Other current liabilities	2,984,348	3,331,352